CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 868,160	$ 1,284,343	$ 146,405
Accounts receivable, net	2,483,095	1,888,453	737,954
Inventory	2,367,924	2,174,784	1,181,680
Prepaid expenses and other current assets	359,778	57,940	110,601
Total Current Assets	6,078,957	5,405,520	2,176,640
Furniture and equipment, net	84,877	53,017	18,861
Intangible assets, net	632,436	630,316	730,916
Other assets	72,958	15,138	17,443
TOTAL ASSETS	6,869,228	6,103,991	2,943,860
Current Liabilities
Accounts payable and accrued expenses	1,268,384	1,021,313	604,311
Credit facility	661,628
Other current liabilities	150,936	77,432	21,162
TOTAL LIABILITIES	2,080,948	1,098,745	625,473
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 30 million shares authorized: 10 million shares issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010, respectively	10,000	10,000	10,000
Common stock, $0.001 par value, 300 million shares authorized: 107,279,442, 105,029,613 and 94,961,001 shares issued and outstanding at June 30, 2012, December 31, 2011 and December 31, 2010, respectively	107,279	105,030	94,961
Additional paid-in-capital	7,070,672	6,512,141	2,824,459
Stock subscription	(100,000)	(100,000)	(70,000)
Accumulated deficit	(2,299,671)	(1,506,893)	(528,293)
Total Shareholders' Equity	4,788,280	5,020,278	2,331,127
Non-Controlling Interest		(15,032)	(12,740)
Total Equity	4,788,280	5,005,246	2,318,387
TOTAL LIABILITIES AND EQUITY	$ 6,869,228	$ 6,103,991	$ 2,943,860